Share-based payments - Summary of performance share plans (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	3,778,041	3,778,041	3,803,394	3,803,394
Number of non-vested shares, awarded	676,296	676,296	716,111	716,111
Number of non-vested shares, forfeited	(474,878)	(474,878)	(136,030)	(136,030)
Number of non-vested shares, failed performance conditions	(189,799)	(189,799)	(145,661)	(145,661)
Number of non-vested shares, vested	(413,588)	(413,588)	(459,773)	(459,773)
Number of non-vested shares, ending balance	3,376,072	3,376,072	3,778,041	3,778,041
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 21.01		£ 22.20
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	29.63		13.55
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	20.85		21.13
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	19.43		16.64
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	9.48		20.55
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 24.26		£ 21.01
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	431,682	431,682	476,602	476,602
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	63,144	63,144	108,887	108,887
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 62.63		£ 43.13
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 62.35		£ 43.13
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance	1,391,373	1,391,373	1,636,517	1,636,517
Number of non-vested shares, awarded	217,178	217,178	198,863	198,863
Number of non-vested shares, forfeited	(59,291)	(59,291)	(178,921)	(178,921)
Number of non-vested shares, failed performance conditions	(89,448)	(89,448)	(63,852)	(63,852)
Number of non-vested shares, vested	(183,118)	(183,118)	(201,234)	(201,234)
Number of non-vested shares, ending balance	1,276,694	1,276,694	1,391,373	1,391,373
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 44.40		$ 45.11
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		60.67		33.56
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		46.42		46.37
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		44.07		33.38
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		20.96		41.21
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 50.46		$ 44.40
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	184,876	184,876	217,287	217,287
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	29,737	29,737	28,208	28,208
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 127.37		$ 93.48
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 127.5		$ 93.82